Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INSTITUTIONAL FUNDS
Entity Central Index Key	0000862157
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000188490
Shareholder Report [Line Items]
Fund Name	DWS Equity 500 Index Fund
Class Name	Class R6
Trading Symbol	BTIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Equity 500 Index Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.20%

The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio. Fund costs reflect the expenses of both the feeder and master fund.

Gross expense ratio as of the latest prospectus: 0.24%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 24.75% for the period ended December 31, 2024. The S&P 500® Index, returned 25.02% for the same period.

The difference in performance was the result of transaction costs and Fund expenses. The Fund periodically invested in equity index futures in order to keep the portfolio’s positioning in line with that of the index. This strategy had a neutral impact on results.

U.S. equities performed very well in 2024, helping the S&P 500® Index deliver a 20%-plus gain in two consecutive calendar years for the first time since 1997–98. It also marked the fourth year of the past six in which the index registered a total return of 20% or more. Stocks were propelled by the combination of healthy economic growth and steady corporate earnings, as well as the U.S. Federal Reserve’s decision to cut interest rates by a full percentage point over the course of three meetings in the second half of the year. An election outcome perceived to be market-friendly provided additional fuel for the rally in November. Together, these developments helped the major equity indexes hit 57 record highs during 2024.

While the headline return for the S&P 500® Index was positive, well over half of the gain was driven by a narrow group of eight mega-cap, technology-related companies. Optimism about the growth of artificial intelligence was an important factor in the outperformance for this market segment generally, and for NVIDIA Corp. (6.5%) in particular. The semiconductor stock delivered a gain of more than 170% in 2024, accounting for over five percentage points of the total return for the index. The outperformance for these eight stocks led to market-beating returns for the information technology, communication services, and consumer discretionary sectors. The utilities sector was a further beneficiary of the AI theme, reflecting expectations that rising data-center usage will lead to a significant increase in power demand. The financials sector, which was positioned to capitalize on better-than-expected growth and falling interest rates, also outperformed the broader market. On the other hand, industrials, consumer staples, energy, real estate, and health care — while positive in absolute terms — did not keep pace with the index. Materials was the only sector to finish with a loss.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index
3/31/17	$10,000	$10,012
4/30/17	$10,098	$10,114
5/31/17	$10,237	$10,257
6/30/17	$10,298	$10,321
7/31/17	$10,511	$10,533
8/31/17	$10,540	$10,565
9/30/17	$10,756	$10,783
10/31/17	$11,004	$11,035
11/30/17	$11,338	$11,373
12/31/17	$11,462	$11,500
1/31/18	$12,117	$12,158
2/28/18	$11,669	$11,710
3/31/18	$11,371	$11,412
4/30/18	$11,412	$11,456
5/31/18	$11,684	$11,732
6/30/18	$11,754	$11,804
7/31/18	$12,189	$12,244
8/31/18	$12,582	$12,643
9/30/18	$12,651	$12,715
10/31/18	$11,786	$11,846
11/30/18	$12,023	$12,087
12/31/18	$10,978	$10,996
1/31/19	$11,857	$11,877
2/28/19	$12,235	$12,258
3/31/19	$12,472	$12,496
4/30/19	$12,974	$13,002
5/31/19	$12,147	$12,176
6/30/19	$13,001	$13,034
7/31/19	$13,189	$13,221
8/31/19	$12,975	$13,012
9/30/19	$13,216	$13,255
10/31/19	$13,500	$13,543
11/30/19	$13,987	$14,034
12/31/19	$14,404	$14,458
1/31/20	$14,396	$14,452
2/29/20	$13,208	$13,262
3/31/20	$11,568	$11,624
4/30/20	$13,044	$13,114
5/31/20	$13,664	$13,739
6/30/20	$13,931	$14,012
7/31/20	$14,716	$14,802
8/31/20	$15,771	$15,866
9/30/20	$15,169	$15,264
10/31/20	$14,763	$14,858
11/30/20	$16,378	$16,484
12/31/20	$17,004	$17,118
1/31/21	$16,829	$16,945
2/28/21	$17,293	$17,412
3/31/21	$18,047	$18,175
4/30/21	$19,006	$19,145
5/31/21	$19,136	$19,278
6/30/21	$19,578	$19,728
7/31/21	$20,040	$20,197
8/31/21	$20,646	$20,811
9/30/21	$19,683	$19,843
10/31/21	$21,058	$21,234
11/30/21	$20,908	$21,086
12/31/21	$21,840	$22,031
1/31/22	$20,705	$20,891
2/28/22	$20,082	$20,266
3/31/22	$20,824	$21,018
4/30/22	$19,003	$19,185
5/31/22	$19,037	$19,221
6/30/22	$17,462	$17,634
7/31/22	$19,070	$19,260
8/31/22	$18,289	$18,475
9/30/22	$16,602	$16,773
10/31/22	$17,945	$18,131
11/30/22	$18,945	$19,144
12/31/22	$17,849	$18,041
1/31/23	$18,968	$19,175
2/28/23	$18,503	$18,707
3/31/23	$19,179	$19,394
4/30/23	$19,476	$19,697
5/31/23	$19,555	$19,782
6/30/23	$20,842	$21,089
7/31/23	$21,508	$21,767
8/31/23	$21,164	$21,420
9/30/23	$20,151	$20,399
10/31/23	$19,724	$19,970
11/30/23	$21,523	$21,794
12/31/23	$22,497	$22,784
1/31/24	$22,871	$23,167
2/29/24	$24,089	$24,404
3/31/24	$24,859	$25,189
4/30/24	$23,841	$24,160
5/31/24	$25,019	$25,358
6/30/24	$25,912	$26,268
7/31/24	$26,222	$26,588
8/31/24	$26,853	$27,233
9/30/24	$27,422	$27,814
10/31/24	$27,167	$27,562
11/30/24	$28,758	$29,180
12/31/24	$28,066	$28,485

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 3/31/17
Class R6 No Sales Charge	24.75%	14.27%	14.24%
S&P 500® Index	25.02%	14.53%	14.45%

Performance Inception Date	Mar. 31, 2017
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 378,844,588
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 195,798
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	378,844,588
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	2
Total Net Advisory Fees Paid ($)	195,798

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	32%
Financials	14%
Consumer Discretionary	11%
Health Care	10%
Communication Services	9%
Industrials	8%
Consumer Staples	6%
Energy	3%
Utilities	2%
Real Estate	2%
Materials	2%

Ten Largest Equity Holdings

Holdings	38.3% of Net Assets
Apple, Inc.	7.5%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Alphabet, Inc.	4.0%
Meta Platforms, Inc.	2.5%
Tesla, Inc.	2.2%
Broadcom, Inc.	2.2%
Berkshire Hathaway, Inc.	1.7%
JPMorgan Chase & Co.	1.3%

Material Fund Change [Text Block]
C000016413
Shareholder Report [Line Items]
Fund Name	DWS Equity 500 Index Fund
Class Name	Class S
Trading Symbol	BTIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Equity 500 Index Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$28	0.25%

The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio. Fund costs reflect the expenses of both the feeder and master fund.

Gross expense ratio as of the latest prospectus: 0.36%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 24.68% for the period ended December 31, 2024. The S&P 500® Index, returned 25.02% for the same period.

The difference in performance was the result of transaction costs and Fund expenses. The Fund periodically invested in equity index futures in order to keep the portfolio’s positioning in line with that of the index. This strategy had a neutral impact on results.

U.S. equities performed very well in 2024, helping the S&P 500® Index deliver a 20%-plus gain in two consecutive calendar years for the first time since 1997–98. It also marked the fourth year of the past six in which the index registered a total return of 20% or more. Stocks were propelled by the combination of healthy economic growth and steady corporate earnings, as well as the U.S. Federal Reserve’s decision to cut interest rates by a full percentage point over the course of three meetings in the second half of the year. An election outcome perceived to be market-friendly provided additional fuel for the rally in November. Together, these developments helped the major equity indexes hit 57 record highs during 2024.

While the headline return for the S&P 500® Index was positive, well over half of the gain was driven by a narrow group of eight mega-cap, technology-related companies. Optimism about the growth of artificial intelligence was an important factor in the outperformance for this market segment generally, and for NVIDIA Corp. (6.5%) in particular. The semiconductor stock delivered a gain of more than 170% in 2024, accounting for over five percentage points of the total return for the index. The outperformance for these eight stocks led to market-beating returns for the information technology, communication services, and consumer discretionary sectors. The utilities sector was a further beneficiary of the AI theme, reflecting expectations that rising data-center usage will lead to a significant increase in power demand. The financials sector, which was positioned to capitalize on better-than-expected growth and falling interest rates, also outperformed the broader market. On the other hand, industrials, consumer staples, energy, real estate, and health care — while positive in absolute terms — did not keep pace with the index. Materials was the only sector to finish with a loss.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	S&P 500® Index
'14	$10,000	$10,000
'15	$9,695	$9,700
'15	$10,249	$10,257
'15	$10,084	$10,095
'15	$10,176	$10,192
'15	$10,305	$10,323
'15	$10,105	$10,123
'15	$10,318	$10,335
'15	$9,695	$9,712
'15	$9,454	$9,471
'15	$10,248	$10,270
'15	$10,278	$10,301
'15	$10,113	$10,138
'16	$9,606	$9,635
'16	$9,590	$9,622
'16	$10,237	$10,275
'16	$10,275	$10,315
'16	$10,456	$10,500
'16	$10,480	$10,527
'16	$10,863	$10,915
'16	$10,875	$10,931
'16	$10,874	$10,933
'16	$10,674	$10,733
'16	$11,066	$11,131
'16	$11,281	$11,351
'17	$11,491	$11,566
'17	$11,944	$12,025
'17	$11,953	$12,040
'17	$12,070	$12,163
'17	$12,238	$12,334
'17	$12,310	$12,411
'17	$12,562	$12,667
'17	$12,597	$12,705
'17	$12,854	$12,967
'17	$13,150	$13,270
'17	$13,549	$13,677
'17	$13,697	$13,829
'18	$14,479	$14,621
'18	$13,943	$14,082
'18	$13,586	$13,724
'18	$13,634	$13,777
'18	$13,959	$14,109
'18	$14,042	$14,195
'18	$14,560	$14,724
'18	$15,029	$15,203
'18	$15,112	$15,290
'18	$14,076	$14,245
'18	$14,359	$14,535
'18	$13,111	$13,223
'19	$14,160	$14,282
'19	$14,612	$14,741
'19	$14,893	$15,027
'19	$15,492	$15,636
'19	$14,504	$14,642
'19	$15,523	$15,674
'19	$15,746	$15,899
'19	$15,491	$15,648
'19	$15,778	$15,940
'19	$16,116	$16,286
'19	$16,698	$16,877
'19	$17,195	$17,386
'20	$17,184	$17,379
'20	$15,765	$15,949
'20	$13,806	$13,979
'20	$15,568	$15,771
'20	$16,307	$16,522
'20	$16,625	$16,850
'20	$17,561	$17,801
'20	$18,820	$19,080
'20	$18,100	$18,355
'20	$17,616	$17,867
'20	$19,542	$19,823
'20	$20,288	$20,585
'21	$20,077	$20,377
'21	$20,630	$20,939
'21	$21,529	$21,856
'21	$22,673	$23,022
'21	$22,826	$23,183
'21	$23,353	$23,724
'21	$23,903	$24,288
'21	$24,625	$25,027
'21	$23,475	$23,863
'21	$25,113	$25,534
'21	$24,935	$25,357
'21	$26,044	$26,494
'22	$24,690	$25,123
'22	$23,946	$24,371
'22	$24,830	$25,276
'22	$22,657	$23,072
'22	$22,696	$23,114
'22	$20,818	$21,206
'22	$22,734	$23,161
'22	$21,802	$22,217
'22	$19,791	$20,171
'22	$21,389	$21,804
'22	$22,582	$23,022
'22	$21,275	$21,696
'23	$22,607	$23,059
'23	$22,052	$22,496
'23	$22,857	$23,322
'23	$23,210	$23,686
'23	$23,302	$23,789
'23	$24,835	$25,361
'23	$25,628	$26,176
'23	$25,217	$25,759
'23	$24,009	$24,531
'23	$23,501	$24,015
'23	$25,641	$26,208
'23	$26,802	$27,399
'24	$27,247	$27,859
'24	$28,695	$29,347
'24	$29,612	$30,291
'24	$28,398	$29,054
'24	$29,799	$30,494
'24	$30,862	$31,589
'24	$31,230	$31,973
'24	$31,980	$32,749
'24	$32,656	$33,448
'24	$32,353	$33,145
'24	$34,244	$35,091
'24	$33,418	$34,254

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	24.68%	14.21%	12.82%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 378,844,588
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 195,798
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	378,844,588
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	2
Total Net Advisory Fees Paid ($)	195,798

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	32%
Financials	14%
Consumer Discretionary	11%
Health Care	10%
Communication Services	9%
Industrials	8%
Consumer Staples	6%
Energy	3%
Utilities	2%
Real Estate	2%
Materials	2%

Ten Largest Equity Holdings

Holdings	38.3% of Net Assets
Apple, Inc.	7.5%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Alphabet, Inc.	4.0%
Meta Platforms, Inc.	2.5%
Tesla, Inc.	2.2%
Broadcom, Inc.	2.2%
Berkshire Hathaway, Inc.	1.7%
JPMorgan Chase & Co.	1.3%

Material Fund Change [Text Block]
C000016414
Shareholder Report [Line Items]
Fund Name	DWS Equity 500 Index Fund
Class Name	Institutional Class
Trading Symbol	BTIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Equity 500 Index Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$22	0.20%

The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio. Fund costs reflect the expenses of both the feeder and master fund.

Gross expense ratio as of the latest prospectus: 0.30%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 24.75% for the period ended December 31, 2024. The S&P 500® Index, returned 25.02% for the same period.

The difference in performance was the result of transaction costs and Fund expenses. The Fund periodically invested in equity index futures in order to keep the portfolio’s positioning in line with that of the index. This strategy had a neutral impact on results.

U.S. equities performed very well in 2024, helping the S&P 500® Index deliver a 20%-plus gain in two consecutive calendar years for the first time since 1997–98. It also marked the fourth year of the past six in which the index registered a total return of 20% or more. Stocks were propelled by the combination of healthy economic growth and steady corporate earnings, as well as the U.S. Federal Reserve’s decision to cut interest rates by a full percentage point over the course of three meetings in the second half of the year. An election outcome perceived to be market-friendly provided additional fuel for the rally in November. Together, these developments helped the major equity indexes hit 57 record highs during 2024.

While the headline return for the S&P 500® Index was positive, well over half of the gain was driven by a narrow group of eight mega-cap, technology-related companies. Optimism about the growth of artificial intelligence was an important factor in the outperformance for this market segment generally, and for NVIDIA Corp. (6.5%) in particular. The semiconductor stock delivered a gain of more than 170% in 2024, accounting for over five percentage points of the total return for the index. The outperformance for these eight stocks led to market-beating returns for the information technology, communication services, and consumer discretionary sectors. The utilities sector was a further beneficiary of the AI theme, reflecting expectations that rising data-center usage will lead to a significant increase in power demand. The financials sector, which was positioned to capitalize on better-than-expected growth and falling interest rates, also outperformed the broader market. On the other hand, industrials, consumer staples, energy, real estate, and health care — while positive in absolute terms — did not keep pace with the index. Materials was the only sector to finish with a loss.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	S&P 500® Index
'14	$1,000,000	$1,000,000
'15	$969,576	$969,981
'15	$1,024,953	$1,025,727
'15	$1,008,584	$1,009,506
'15	$1,017,832	$1,019,190
'15	$1,030,779	$1,032,296
'15	$1,010,743	$1,012,313
'15	$1,032,116	$1,033,522
'15	$969,853	$971,166
'15	$945,708	$947,136
'15	$1,025,207	$1,027,031
'15	$1,028,208	$1,030,085
'15	$1,011,797	$1,013,839
'16	$961,106	$963,528
'16	$959,564	$962,228
'16	$1,024,378	$1,027,504
'16	$1,028,153	$1,031,487
'16	$1,046,346	$1,050,011
'16	$1,048,842	$1,052,732
'16	$1,087,192	$1,091,545
'16	$1,088,463	$1,093,078
'16	$1,088,315	$1,093,285
'16	$1,068,346	$1,073,342
'16	$1,107,646	$1,113,093
'16	$1,129,197	$1,135,095
'17	$1,150,324	$1,156,624
'17	$1,195,696	$1,202,549
'17	$1,196,627	$1,203,952
'17	$1,208,447	$1,216,316
'17	$1,225,234	$1,233,433
'17	$1,232,609	$1,241,132
'17	$1,257,790	$1,266,653
'17	$1,261,332	$1,270,530
'17	$1,287,116	$1,296,739
'17	$1,316,850	$1,326,999
'17	$1,356,865	$1,367,698
'17	$1,371,731	$1,382,905
'18	$1,450,053	$1,462,082
'18	$1,396,451	$1,408,194
'18	$1,360,688	$1,372,407
'18	$1,365,675	$1,377,673
'18	$1,398,280	$1,410,850
'18	$1,406,615	$1,419,534
'18	$1,458,553	$1,472,360
'18	$1,505,638	$1,520,337
'18	$1,513,908	$1,528,991
'18	$1,410,293	$1,424,484
'18	$1,438,713	$1,453,513
'18	$1,313,654	$1,322,274
'19	$1,418,795	$1,428,236
'19	$1,464,072	$1,474,094
'19	$1,492,404	$1,502,738
'19	$1,552,521	$1,563,583
'19	$1,453,572	$1,464,220
'19	$1,555,792	$1,567,413
'19	$1,578,168	$1,589,940
'19	$1,552,720	$1,564,755
'19	$1,581,503	$1,594,032
'19	$1,615,371	$1,628,558
'19	$1,673,769	$1,687,673
'19	$1,723,644	$1,738,610
'20	$1,722,687	$1,737,928
'20	$1,580,500	$1,594,863
'20	$1,384,203	$1,397,877
'20	$1,560,846	$1,577,076
'20	$1,635,089	$1,652,189
'20	$1,667,064	$1,685,046
'20	$1,760,946	$1,780,058
'20	$1,887,273	$1,908,010
'20	$1,815,195	$1,835,512
'20	$1,766,652	$1,786,699
'20	$1,959,915	$1,982,278
'20	$2,034,810	$2,058,493
'21	$2,013,753	$2,037,711
'21	$2,069,306	$2,093,901
'21	$2,159,516	$2,185,605
'21	$2,274,303	$2,302,248
'21	$2,289,807	$2,318,328
'21	$2,342,846	$2,372,449
'21	$2,398,091	$2,428,806
'21	$2,470,600	$2,502,655
'21	$2,355,217	$2,386,257
'21	$2,519,829	$2,553,442
'21	$2,501,972	$2,535,749
'21	$2,613,392	$2,649,391
'22	$2,477,569	$2,512,293
'22	$2,403,117	$2,437,071
'22	$2,491,915	$2,527,558
'22	$2,274,005	$2,307,150
'22	$2,277,929	$2,311,383
'22	$2,089,656	$2,120,593
'22	$2,281,927	$2,316,121
'22	$2,188,460	$2,221,665
'22	$1,986,665	$2,017,053
'22	$2,147,268	$2,180,356
'22	$2,267,128	$2,302,203
'22	$2,135,853	$2,169,563
'23	$2,269,868	$2,305,885
'23	$2,214,110	$2,249,624
'23	$2,295,013	$2,332,217
'23	$2,330,498	$2,368,619
'23	$2,340,035	$2,378,915
'23	$2,494,072	$2,536,102
'23	$2,573,755	$2,617,574
'23	$2,532,642	$2,575,898
'23	$2,411,417	$2,453,085
'23	$2,360,361	$2,401,505
'23	$2,575,507	$2,620,823
'23	$2,692,155	$2,739,889
'24	$2,736,900	$2,785,931
'24	$2,882,676	$2,934,687
'24	$2,974,722	$3,029,109
'24	$2,852,897	$2,905,386
'24	$2,993,957	$3,049,449
'24	$3,100,769	$3,158,870
'24	$3,137,888	$3,197,321
'24	$3,213,393	$3,274,877
'24	$3,281,471	$3,344,819
'24	$3,250,961	$3,314,486
'24	$3,441,286	$3,509,050
'24	$3,358,482	$3,425,401

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	24.75%	14.27%	12.88%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 378,844,588
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 195,798
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	378,844,588
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	2
Total Net Advisory Fees Paid ($)	195,798

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	32%
Financials	14%
Consumer Discretionary	11%
Health Care	10%
Communication Services	9%
Industrials	8%
Consumer Staples	6%
Energy	3%
Utilities	2%
Real Estate	2%
Materials	2%

Ten Largest Equity Holdings

Holdings	38.3% of Net Assets
Apple, Inc.	7.5%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Alphabet, Inc.	4.0%
Meta Platforms, Inc.	2.5%
Tesla, Inc.	2.2%
Broadcom, Inc.	2.2%
Berkshire Hathaway, Inc.	1.7%
JPMorgan Chase & Co.	1.3%

Material Fund Change [Text Block]